Notes payable and other borrowings	12 Months Ended
Dec. 31, 2025
Notes Payable And Other Borrowings [Abstract]
Notes payable and other borrowings	Notes payable and other borrowings
As of December 31, 2025 and 2024, notes payable and other borrowings consisted of the following:

	December 31, 2025	December 31, 2024
Liabilities to financial institutions ................................................................................................	$163	$132
Commercial papers ........................................................................................................................	84	13
Derivatives ........................................................................................................................................	13	61
Senior unsecured bonds ...............................................................................................................	326	136
Subordinated liabilities ..................................................................................................................	184	171
Warehouse financing facility ........................................................................................................	589	—
Total ...................................................................................................................................................	$1,359	$513
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[1] The warehouse financing facility refers to issued credit-linked notes (“CLNs”), see Note 16.
Liabilities to financial institutions
Liabilities to financial institutions represent borrowings and financing arrangements with external financial institutions. These liabilities primarily include a bilateral loan, prefunding agreements and liabilities that arise from collateral or margin placed on derivative transactions.
Senior unsecured bonds
Klarna has established a Swedish Medium Term Note Program (the “SMTN”) and  Euro Medium Term
Note Program (the “EMTN”). Under both programmes Klarna Bank AB and Klarna Holding AB issue notes that qualify as Senior Unsecured Bonds and Subordinated liabilities.
Under the terms of the SMTN, Klarna may issue up to an amount that is not to exceed SEK10 billion which approximates $1.1 billion as of December 31, 2025.
Under the terms of the EMTN, Klarna may issue notes up to an amount that is not to exceed
EUR3 billion which approximates $3.1 billion as of December 31, 2025.
The medium term notes are initially recorded at fair value based upon proceeds received, net of issuance costs and subsequently accounted for at amortized cost with interest expense recognized within funding costs in the consolidated statements of profit or loss.
On March 21, 2024, the Group issued SEK500 million (equated to $49.5 million at the date of issuance)
of senior unsecured bonds due in 2026 under the SMTN. The notes have a floating coupon rate corresponding to three-month STIBOR plus 2.5% per annum.
On June 24, 2024, the Group issued SEK750 million (equated to $74.2 million at the date of issuance) of senior unsecured bonds due in 2026 under the SMTN. The notes have a floating coupon rate corresponding to three-month STIBOR plus 1.8% per annum.
On June 24, 2024, the Group issued SEK250 million (equated to $24.7 million at the date of issuance) of senior unsecured bonds due in 2027 under the SMTN. The notes have a floating coupon rate corresponding to three-month STIBOR plus 2.1% per annum.
On June 18, 2025, the Group issued SEK600 million (equated to $65 million at the date of issuance) of senior unsecured bonds due in 2027 under the SMTN. The notes have a floating coupon rate corresponding to three-month STIBOR plus 1.6% per annum.
On June 18, 2025, the Group issued SEK900 million (equated to $98 million at the date of issuance) of senior unsecured bonds due in 2028 under the EMTN. The notes have a floating coupon rate corresponding to three-month STIBOR plus 1.8% per annum.
During 2025, 2024 and 2023, a total of nil, $34 million and $66 million, respectively, of notes issued under the SMTN matured. In 2025, no notes were repurchased and in 2024, an aggregate of $8 million of notes issued under the SMTN were repurchased.
The notes are senior unsecured obligations of Klarna and rank equally in right of payment to all of
Klarna’s existing and future senior debt and senior in right of payment to all of Klarna’s existing and future subordinated debt. In 2025, 2024 and 2023, the Group recognized $10 million, $5 million and $4 million, respectively, of interest expense related to senior unsecured bonds, which are included within funding costs in the consolidated statements of profit or loss.
Subordinated liabilities
Subordinated liabilities consist of Tier 2 securities (“Tier 2 Notes” or “Subordinated liabilities”) which are floating rate subordinated securities with a fixed redemption date. The securities rank senior in right of payment to any liabilities or capital instruments of the issuer which constitute CET1 capital or Additional
Tier 1 capital, as defined in Note 21, and junior in right of payment to all of depositors, any unsubordinated creditors or any subordinated creditors of the issuer whose rights are expressed to rank in priority to the noteholders by statute or regulation. The securities rank pari passu with any liabilities or capital instruments of the issuer which constitute Tier 2 capital and any other liabilities or capital instruments that rank, or are expressed to rank, equally with the securities. As of December 31, 2025, all outstanding Tier 2 securities were issued by Klarna Holding AB.
The Tier 2 Notes bear a variable rate of interest consisting of a reference rate plus a margin ranging from 7.0% to 7.5% until the redemption date. Interest on the securities is due and payable on a quarterly basis. The securities are redeemable by the Company at any time during the initial call period, which is the fifth anniversary from the initiation issue date, or at any interest payment date falling after the initial call period, subject to permission from the SFSA. The Company is required to redeem all outstanding Tier 2
Notes on the final redemption date, as specified in the terms of the applicable agreement.
The Tier 2 Notes were determined to be liability classified under IAS 32 “Financial Instruments:
Presentation” and are initially recorded at fair value based upon proceeds received, net of issuance costs and subsequently accounted for at amortized cost with interest expense recognized within funding costs in the consolidated statements of profit or loss.
On May 16, 2023, Klarna Holding AB issued SEK 500 million (equated to $50 million at the date of issuance) of subordinated notes due 2033. The notes have a floating coupon rate corresponding to three-
month STIBOR plus 7.5% per annum. The notes have a first call date of May 16, 2028.
On August 16 2023, Klarna Holding AB issued SEK 250 million (equated to $25 million at the date of issuance) of subordinated notes due 2033. The notes have a floating coupon rate corresponding to three-
month STIBOR plus 7.5% per annum. The notes were issued in a private placement and have a first call date of August 16, 2028.
On April 19, 2024, Klarna Holding AB issued $100 million of subordinated notes due 2034 under the
EMTN. The notes have a floating coupon rate corresponding to SOFR plus 7% per annum. The notes were issued in a private placement and have a first call date of August 16, 2028.